Payden GNMA Fund

 Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (0%)
121,354	FDIC Guaranteed Notes Trust 2010-S2 144A, (1 mo. LIBOR USD + 0.700%), 0.86%, 12/29/45 (a)(b) (Cost - $121)	$121

Mortgage Backed (135%)
472,021	Fannie Mae-Aces, (1 mo. LIBOR USD + 0.590%), 0.78%, 9/25/23 (a)	473
696,837	FH 2B4763 ARM, (12 mo. LIBOR USD + 1.620%), 2.59%, 10/01/45 (a)	723
1,119,695	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.200%), 0.36%, 2/25/23 (a)	1,119
2,335,077	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.360%), 0.53%, 7/25/24 (a)	2,329
600,665	FN BM2007 30YR, 4.00%, 9/01/48	638
6,160,000	FNCL, 3.00%, 30YR TBA (c)	6,502
123,317	FNR 2007-110 FA, (1 mo. LIBOR USD + 0.620%), 0.79%, 12/25/37 (a)	125
457,876	FNR 86 FE, (1 mo. LIBOR USD + 0.450%), 0.62%, 8/25/25 (a)	457
11,830,000	G2, 2.50%, 30YR TBA (c)	12,472
5,920,000	G2, 3.00%, 30YR TBA (c)	6,248
19,300,000	G2, 3.50%, 30YR TBA (c)	20,302
352,562	G2 3711 30YR, 5.50%, 5/20/35	407
449,045	G2 3747 30YR, 5.00%, 8/20/35	511
279,919	G2 3772 30YR, 5.00%, 10/20/35	319
511,817	G2 3785 30YR, 5.00%, 11/20/35	583
620,622	G2 4802 30YR, 5.00%, 9/20/40	706
2,198,372	G2 4853 30YR, 4.00%, 11/20/40	2,425
338,427	G2 4978 30YR, 4.50%, 3/20/41	373
629,337	G2 5055 30YR, 4.50%, 5/20/41	694
803,302	G2 5083 30YR, 5.00%, 6/20/41	914
1,132,433	G2 5115 30YR, 4.50%, 7/20/41	1,258
373,211	G2 5140 30YR, 4.50%, 8/20/41	411
2,247,047	G2 5258 30YR, 3.50%, 12/20/41	2,453
609,124	G2 770239 30YR, 4.00%, 2/20/42	674
168,594	G2 80013 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.13%, 11/20/26 (a)	170
375,962	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/27 (a)	391
399,659	G2 80044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/27 (a)	415
540,241	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 3/20/27 (a)	562
409,589	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.88%, 4/20/27 (a)	423

Principal or Shares	Security Description	Value (000)

25,661	G2 8006 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 7/20/22 (a)	$26
958,543	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.88%, 5/20/27 (a)	990
1,616,227	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/28 (a)	1,684
467,510	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/28 (a)	487
722,591	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/28 (a)	753
1,077,803	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.88%, 4/20/28 (a)	1,116
56,440	G2 80311 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 8/20/29 (a)	59
1,021,257	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 9/20/29 (a)	1,067
111,115	G2 8041 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 8/20/22 (a)	112
56,273	G2 80424 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 7/20/30 (a)	57
136,492	G2 80428 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 7/20/30 (a)	144
316,248	G2 80541 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 9/20/31 (a)	331
226,657	G2 80569 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/32 (a)	238
55,739	G2 80579 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/32 (a)	58
747,146	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 9/20/32 (a)	784
1,687,941	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.13%, 12/20/33 (a)	1,774
681,031	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	716
1,026,742	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	1,080

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

157,720	G2 80837 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	$166
184,048	G2 81018 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 8/20/34 (a)	193
8,123	G2 81044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 8/20/34 (a)	8
20,168	G2 8121 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/23 (a)	21
587,744	G2 81214 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/35 (a)	619
248,414	G2 81220 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/35 (a)	261
210,142	G2 81278 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 3/20/35 (a)	221
962,533	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 3/20/35 (a)	1,013
965,601	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.88%, 5/20/38 (a)	1,009
763,214	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 7/20/38 (a)	803
113,113	G2 82151 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 9/20/38 (a)	114
31,231	G2 8228 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 7/20/23 (a)	32
1,402,070	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/40 (a)	1,474
780,626	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/40 (a)	820
616,031	G2 82737 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/41 (a)	646
209,774	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.75%, 1/20/42 (a)	212
77,136	G2 8358 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/24 (a)	79
351,014	G2 8547 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.13%, 11/20/24 (a)	362

Principal or Shares	Security Description	Value (000)

49,462	G2 8595 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/25 (a)	$51
8,769	G2 8855 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.13%, 10/20/21 (a)	9
188,207	G2 8968 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.25%, 9/20/26 (a)	195
622,038	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.13%, 10/20/26 (a)	646
1,250,034	G2 AY5132, 3.25%, 7/20/37	1,318
1,436,956	G2 AY5138, 3.25%, 12/20/37	1,529
524,008	G2 MA0312, 3.50%, 8/20/42	545
661,120	G2 MA0387, 3.50%, 9/20/42	687
2,572,572	G2 MA0698 30YR, 3.00%, 1/20/43	2,747
2,711,859	G2 MA1012 30YR, 3.50%, 5/20/43	2,936
2,504,409	G2 MA1089 30YR, 3.00%, 6/20/43	2,674
2,247,642	G2 MA1520 30YR, 3.00%, 12/20/43	2,395
2,466,421	G2 MA2304 30YR, 4.00%, 10/20/44	2,682
2,148,189	G2 MA2522 30YR, 4.00%, 1/20/45	2,341
1,536,719	G2 MA2767 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.50%, 4/20/45 (a)	1,588
1,320,581	G2 MA3454 30YR, 3.50%, 2/20/46	1,419
2,380,721	G2 MA3662 30YR, 3.00%, 5/20/46	2,527
2,664,012	G2 MA3663 30YR, 3.50%, 5/20/46	2,845
2,398,645	G2 MA3735 30YR, 3.00%, 6/20/46	2,544
2,335,940	G2 MA3802 30YR, 3.00%, 7/20/46	2,482
2,210,758	G2 MA3936 30YR, 3.00%, 9/20/46	2,344
1,153,561	G2 MA4069 30YR, 3.50%, 11/20/46	1,224
567,067	G2 MA4126 30YR, 3.00%, 12/20/46	602
311,079	G2 MA4127 30YR, 3.50%, 12/20/46	330
1,952,024	G2 MA4195 30YR, 3.00%, 1/20/47	2,072
796,964	G2 MA4197 30YR, 4.00%, 1/20/47	862
944,346	G2 MA4262 30YR, 3.50%, 2/20/47	1,006
581,273	G2 MA4263 30YR, 4.00%, 2/20/47	625
2,549,556	G2 MA4321 30YR, 3.50%, 3/20/47	2,722
1,716,465	G2 MA4322 30YR, 4.00%, 3/20/47	1,848
1,284,282	G2 MA4510 30YR, 3.50%, 6/20/47	1,366
2,434,591	G2 MA4719 30YR, 3.50%, 9/20/47	2,589
1,306,210	G2 MA4721 30YR, 4.50%, 9/20/47	1,425
2,567,412	G2 MA4962 30YR, 3.50%, 1/20/48	2,726
1,067,269	G2 MA5021 30YR, 4.50%, 2/20/48	1,153
990,404	G2 MA5265 30YR, 4.50%, 6/20/48	1,068
1,458,379	G2 MA5816 30YR, 3.50%, 3/20/49	1,540
2,424,615	G2 MA6710 30YR, 3.00%, 6/20/50	2,568
418,204	GN 366983 30YR, 4.00%, 6/15/41	452
996,137	GN 455989, 5.00%, 7/15/26	1,109
143,531	GN 558954, 5.25%, 5/15/29	160
586,275	GN 558956, 4.50%, 6/15/29	650
224,944	GN 605099 30YR, 5.50%, 3/15/34	259
480,745	GN 616826 30YR, 5.50%, 1/15/35	557
1,214,977	GN 710868 30YR, 5.50%, 9/15/39	1,390
459,562	GN 728153, 5.50%, 10/15/29	506
191,784	GN 728159, 5.25%, 11/15/29	213
206,613	GN 781636 30YR, 5.50%, 7/15/33	242
230,735	GN 781810 30YR, 5.50%, 10/15/34	268
290,307	GN 781811 30YR, 5.00%, 10/15/34	333

2

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

315,608	GNR 2001-35 FA, (1 mo. LIBOR USD + 0.250%), 0.43%, 8/16/31 (a)	$315
135,586	GNR 2002-13 FA, (1 mo. LIBOR USD + 0.500%), 0.68%, 2/16/32 (a)	136
227,586	GNR 2002-72 FA, (1 mo. LIBOR USD + 0.400%), 0.59%, 10/20/32 (a)	228
104,689	GNR 2002-72 FB, (1 mo. LIBOR USD + 0.400%), 0.59%, 10/20/32 (a)	104
775,202	GNR 2002-72 FE, (1 mo. LIBOR USD + 0.400%), 0.59%, 10/20/32 (a)	775
704,710	GNR 2003-71 FC, (1 mo. LIBOR USD + 0.500%), 0.69%, 7/20/33 (a)	707
1,348,615	GNR 2004-56 F, (1 mo. LIBOR USD + 0.400%), 0.59%, 6/20/33 (a)	1,349
791,954	GNR 2004-59 FH, (1 mo. LIBOR USD + 0.250%), 0.43%, 8/16/34 (a)	790
668,466	GNR 2004-86 FG, (1 mo. LIBOR USD + 0.400%), 0.59%, 7/20/34 (a)	670
1,352,988	GNR 2006-60 FK, (1 mo. LIBOR USD + 0.200%), 0.38%, 11/20/36 (a)	1,349
966,815	GNR 2007-54 FC, (1 mo. LIBOR USD + 0.260%), 0.45%, 9/20/37 (a)	965
385,249	GNR 2007-76 FB, (1 mo. LIBOR USD + 0.500%), 0.69%, 11/20/37 (a)	387
1,158,800	GNR 2008-11 FB, (1 mo. LIBOR USD + 0.600%), 0.79%, 2/20/38 (a)	1,166
269,222	GNR 2008-2 FH, (1 mo. LIBOR USD + 0.450%), 0.64%, 1/20/38 (a)	270
1,298,205	GNR 2008-67 UF, (1 mo. LIBOR USD + 0.450%), 0.64%, 6/20/38 (a)	1,300
580,822	GNR 2011-153 LF, (1 mo. LIBOR USD + 0.250%), 0.43%, 7/16/41 (a)	578

Principal or Shares	Security Description	Value (000)

583,004	GNR 2012-18 AF, (1 mo. LIBOR USD + 0.300%), 0.49%, 2/20/38 (a)	$ 574
603,429	GNR 2012-76 GF, (1 mo. LIBOR USD + 0.300%), 0.48%, 6/16/42 (a)	602
11,396,271	GNR 2014-79 ST, 2.82%, 7/20/29 (d)	181
335,544	GNR 2015-159 AH, 2.50%, 5/20/43	342
720,948	GNR 2017-68 AF, (1 mo. LIBOR USD + 0.350%), 0.52%, 5/20/47 (a)	722

Total Mortgage Backed (Cost - $163,358)		166,485

U.S. Treasury (2%)
2,000,000	U.S. Treasury Bill, 0.08%, 8/20/20 (e) (Cost - $2,000)	2,000

Investment Company (1%)
947,186	Payden Cash Reserves Money Market Fund * (Cost - $947)	947

Total Investments (Cost - $166,426) (138%)		169,553
Liabilities in excess of Other Assets (-38%)		(46,313)

Net Assets (100%)		$ 123,240

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Yield to maturity at time of purchase.

3	Payden Mutual Funds